Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information
Corporate information
1 Corporate information
The accompanying consolidated financial statements and notes present the operations of Jumia Technologies AG (the “Company” or “Jumia Tech”) and its subsidiaries (the “Group” or “Jumia”).
The Company was incorporated as Africa Internet Holding GmbH on June 26, 2012, and was transformed into Jumia Technologies AG, a German stock corporation on January 31, 2019. The Company is domiciled in Germany and has its registered office located at Skalitzer Strasse 104, 10997 Berlin, Germany. The Group operates in e-commerce across the African continent.
In April 2019 Jumia Tech became a listed company on New York Stock Exchange (NYSE), with ticker symbol “JMIA”.
Jumia is the leading pan-African e-commerce platform. Jumia’s platform consists of a marketplace, which connects sellers with customers, a logistics service, which enables the shipping and delivery of packages from sellers to customers, and a payment service, which facilitates transactions among participants active on Jumia’s platform.
The Group has incurred significant losses since its incorporation. The Group expects to continue generating losses as it makes the necessary investments to grow and/or rebalance its business. The Group will therefore continue to require additional funding either from existing or new shareholders.
The consolidated financial statements disclose all matters of which the Group is aware, and which are relevant to the Group’s ability to continue as a going concern, including all significant events and mitigating factors. Further details can be found in Note 33. The consolidated financial statements have been prepared on a basis which assumes that the Group will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business. The Group has sufficient resources to operate as a going concern for the next 12 months.
On February 23, 2026 the Supervisory Board authorized these consolidated financial statements for issuance.